Company level financial position - Summary of condensed statements of profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Company level financial position
Other net income	¥ 4,912	¥ 16,491	¥ 15,750
Administrative expenses	(596,060)	(1,138,802)	(625,369)
Selling expenses	(73,628)	(53,566)	(41,447)
Operating loss	(1,846,770)	(2,185,183)	(1,566,202)
Interest income	172,307	176,902	132,042
Net foreign exchange loss	(9,031)	27,880	7,052
Fair value changes of financial liabilities measured at FVTPL			(4,549)
Fair value changes of financial assets at FVTPL	41,822	(61,834)	42,960
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		465,254	554,048
Loss before taxation	(1,650,800)	(2,510,940)	(1,946,235)
Income tax	(4,100)	(5,868)	(2,866)
Loss for the year	(1,654,900)	(2,516,808)	(1,949,101)
Separate | Parent
Company level financial position
Other net income			6,353
Administrative expenses	(106,815)	(24,016)	(11,095)
Selling expenses	(1,376)	(261)
Operating loss	(108,191)	(24,277)	(4,742)
Interest income	24,024	18,327
Net foreign exchange loss	(159)
Fair value changes of financial liabilities measured at FVTPL			(4,549)
Fair value changes of financial assets at FVTPL	(19,014)	(84,579)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		(465,254)	(554,048)
Share of loss from subsidiaries and former VIE	(1,550,686)	(1,959,421)	(1,385,762)
Loss before taxation	(1,654,026)	(2,515,204)	(1,949,101)
Income tax	(874)	(1,604)
Loss for the year	¥ (1,654,900)	¥ (2,516,808)	¥ (1,949,101)